Annual Total Returns [BarChart] - ClearBridge Select Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	50.90%
Annual Return 2014	13.60%
Annual Return 2015	(3.92%)
Annual Return 2016	4.18%
Annual Return 2017	38.94%
Annual Return 2018	10.49%
Annual Return 2019	33.47%
Annual Return 2020	58.70%